Debt and Other Obligations - Local bank loans and other short term borrowings (Details)	3 Months Ended
Mar. 31, 2019 USD ($)
Deutsche Bank AG
Debt Instrument [Line Items]
Proceeds short term borrowings	$ 20,071,000
Unicredit
Debt Instrument [Line Items]
Proceeds short term borrowings	3,031,000
Emission Rights Swap
Debt Instrument [Line Items]
Notional amount	$ 24,717,000